Expense Example, No Redemption {- Franklin Massachusetts Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Massachusetts Tax-Free Income Fund - Class C	Jul. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 128
3 Years	400
5 Years	692
10 Years	$ 1,523